LONG-TERM INVESTMENTS - Additional Information (Detail) ¥ in Thousands			1 Months Ended		12 Months Ended
	Jan. 05, 2021	Sep. 29, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	May 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 13, 2020 shares
Long Term Investments [Line Items]
Income (loss) from investment in affiliates					¥ 7,651	$ 1,201,000	¥ (7,509)		¥ 378
Long-term investment					90,528		87,551			$ 14,206,000
Impairment on investment							49
China Smartpay
Long Term Investments [Line Items]
Long-term investment					84,709		87,551
Keen Best
Long Term Investments [Line Items]
Income (loss) from investment in affiliates					(806)		(822)
Number of ordinary shares acquired | shares											35
Equity Percent Acquired											35.00%
Purchase price for shares		¥ 91,957
Goodwill		¥ 1,508
Impairment on investment | $								$ 0
SG Fintech Joint Stock Company
Long Term Investments [Line Items]
Income (loss) from investment in affiliates							(6,687)
Equity Percent Acquired			24.10%	24.90%
Impairment on investment							¥ 49
Investment income, net									¥ 378
Cash consideration			¥ 3,378	¥ 3,400
Aguila Information, S.A.P.I. de C.V.
Long Term Investments [Line Items]
Equity ownership percent transferred	6.00%
Equity ownership percent before agreement to transfer equity interest	51.00%
Equity ownership percent after agreement to transfer equity interest	45.00%
Income (loss) from investment in affiliates					8,457
Dividend return					2,586
Long-term investment					¥ 5,819